GOODWILL AND OTHER INTANGIBLE ASSETS - Intangible Assets Carrying Amount (Details) (Successor, USD $) In Thousands, unless otherwise specified	Dec. 26, 2014		Jun. 27, 2014	Dec. 27, 2013
Schedule of Finite and Indefinite Lived Intangible Asset By Major Class [Line Items]
Other intangible assets, gross	$ 421,131			$ 484,935
Deferred financing costs, gross	30,631			26,935
Less: Accumulated amortization	(75,817)			(39,889)
Other intangible assets, net	345,314			445,046
Customer relationships
Schedule of Finite and Indefinite Lived Intangible Asset By Major Class [Line Items]
Other intangible assets, gross	272,400			272,400
Trademarks
Schedule of Finite and Indefinite Lived Intangible Asset By Major Class [Line Items]
Indefinite-lived intangible assets, gross	114,500			185,600
Other intangible assets, gross	$ 3,600	[1]	$ 3,600	$ 0

[1]	Definite-lived trademark assets were fully amortized as of December 26, 2014.